GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.61%
32,537	Air Liquide SA	$ 5,157,460
13,000	Air Water Inc	175,821
13,316	Akzo Nobel NV	1,345,863
83,845	Anglo American PLC	2,028,305
25,783	Antofagasta PLC	340,100
47,553	ArcelorMittal SA(a)	632,617
4,942	Arkema SA	523,975
88,600	Asahi Kasei Corp	772,914
63,477	BASF SE	3,865,522
203,593	BHP Group Ltd	5,259,543
145,969	BHP Group PLC	3,113,763
36,747	BlueScope Steel Ltd	338,580
18,123	Boliden AB(a)	537,721
10,649	Brenntag AG	677,087
7,243	Chr Hansen Holding A/S	804,017
14,797	Clariant AG	291,902
11,931	Covestro AG(b)	591,662
8,628	Croda International PLC	695,765
17,400	Daicel Corp	125,412
590	EMS-Chemie Holding AG	530,095
114,061	Evolution Mining Ltd	476,483
15,013	Evonik Industries AG	388,373
36,194	Evraz PLC	161,122
116,746	Fortescue Metals Group Ltd	1,371,536
638	Givaudan SA	2,754,763
699,404	Glencore PLC(a)	1,449,813
14,300	Hitachi Metals Ltd	220,507
44,403	ICL Group Ltd	156,901
33,500	JFE Holdings Inc(a)	234,560
12,906	Johnson Matthey PLC	392,022
12,200	Kansai Paint Co Ltd	303,231
11,887	Koninklijke DSM NV	1,956,987
22,100	Kuraray Co Ltd	214,426
5,367	Lanxess AG	307,081
89,300	Mitsubishi Chemical Holdings Corp	515,474
11,600	Mitsubishi Gas Chemical Co Inc	215,800
6,700	Mitsubishi Materials Corp	132,035
13,600	Mitsui Chemicals Inc	328,708
33,431	Mondi PLC	706,673
54,317	Newcrest Mining Ltd	1,231,689
10,000	Nippon Paint Holdings Co Ltd	1,029,463
8,000	Nippon Sanso Holdings Corp	123,009
54,974	Nippon Steel Corp(a)	518,979
8,700	Nissan Chemical Corp	463,797
10,600	Nitto Denko Corp	690,577
85,518	Norsk Hydro ASA(a)	236,049
52,690	Northern Star Resources Ltd	522,108
14,109	Novozymes A/S Class B	886,784
54,800	Oji Holdings Corp	251,810
25,656	Rio Tinto Ltd	1,752,342
77,546	Rio Tinto PLC	4,665,656
24,500	Shin-Etsu Chemical Co Ltd	3,205,931
9,200	Showa Denko KK	168,864
16,166	Smurfit Kappa Group PLC	634,325
5,003	Solvay SA	430,423
Shares		Fair Value
Basic Materials — (continued)
340,340	South32 Ltd	$ 505,084
41,011	Stora Enso OYJ Class R	641,911
96,200	Sumitomo Chemical Co Ltd	318,420
16,300	Sumitomo Metal Mining Co Ltd	505,533
41,570	Svenska Cellulosa AB SCA Class B(a)(c)	569,902
8,784	Symrise AG	1,213,275
31,337	thyssenkrupp AG(a)(c)	157,680
91,500	Toray Industries Inc	418,613
19,400	Tosoh Corp	314,979
13,733	Umicore SA	571,221
36,888	UPM-Kymmene OYJ	1,122,763
7,239	voestalpine AG	190,791
11,912	Yara International ASA	458,371
		63,894,968
Communications — 6.06%
17,236	Adevinta ASA(a)	296,213
47,972	Altice Europe NV(a)	228,402
63,776	Auto Trader Group PLC(b)	462,877
57,792	Bollore SA(a)	215,265
603,345	BT Group PLC	764,058
6,900	CyberAgent Inc	426,086
8,192	Delivery Hero SE(a)(b)	939,950
15,200	Dentsu Group Inc	448,651
230,351	Deutsche Telekom AG	3,835,377
9,704	Elisa OYJ	570,513
15,300	Hakuhodo DY Holdings Inc	197,850
1,400	Hikari Tsushin Inc	334,024
227,900	HKT Trust & HKT Ltd	302,493
1,059	Iliad SA	194,258
89,506	Informa PLC(a)	433,693
6,791	JCDecaux SA(a)	117,405
10,700	Kakaku.com Inc	282,094
111,400	KDDI Corp	2,801,883
245,458	Koninklijke KPN NV	575,926
30,800	M3 Inc(a)	1,905,173
5,627	Mercari Inc(a)	260,043
8,300	MonotaRO Co Ltd	412,269
4,200	Nice Ltd(a)	952,243
89,000	Nippon Telegraph & Telephone Corp	1,817,085
390,752	Nokia OYJ(a)	1,529,357
78,100	NTT DOCOMO Inc	2,869,872
137,882	Orange SA	1,436,126
342,000	PCCW Ltd	204,592
55,537	Pearson PLC	393,816
33,685	Prosus NV(a)	3,109,235
11,365	Proximus SADP	207,333
16,246	Publicis Groupe SA(c)	523,611
58,600	Rakuten Inc	631,882
6,774	Schibsted ASA Class B(a)	269,874
7,280	Scout24 AG(b)	635,017
24,743	SEEK Ltd	381,697
27,020	SES SA	191,286
556,500	Singapore Telecommunications Ltd	870,963
198,000	SoftBank Corp(c)	2,212,520

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
108,400	SoftBank Group Corp	$ 6,707,205
128,913	Spark New Zealand Ltd	402,248
1,818	Swisscom AG	963,100
33,649	Tele2 AB Class B(c)	474,415
1,051,525	Telecom Italia SpA	422,641
201,722	Telefonaktiebolaget LM Ericsson Class B(c)	2,207,492
65,599	Telefonica Deutschland Holding AG	167,656
336,412	Telefonica SA	1,152,410
3,041	Telenet Group Holding NV	118,035
51,136	Telenor ASA	858,511
172,721	Telia Co AB	706,625
284,835	Telstra Corp Ltd	570,311
22,307	TPG Telecom Ltd(a)	117,713
8,900	Trend Micro Inc	542,354
6,569	United Internet AG	251,219
57,747	Vivendi SA	1,612,818
1,850,353	Vodafone Group PLC	2,452,048
3,502	Wix.com Ltd(a)	892,485
18,595	Wolters Kluwer NV(a)	1,586,209
81,935	WPP PLC	643,305
183,400	Z Holdings Corp	1,225,007
8,400	ZOZO Inc	234,399
		58,549,218
Consumer, Cyclical — 12.50%
2,100	ABC-Mart Inc(a)	109,339
13,580	Accor SA(a)	380,107
13,157	adidas AG(a)	4,248,975
45,100	Aeon Co Ltd	1,213,229
11,000	Aisin Seiki Co Ltd	351,935
7,500	ANA Holdings Inc(a)(c)	173,479
39,397	Aristocrat Leisure Ltd	859,192
13,800	Bandai Namco Holdings Inc	1,011,127
73,028	Barratt Developments PLC	447,769
22,765	Bayerische Motoren Werke AG	1,652,228
8,436	Berkeley Group Holdings PLC	459,763
36,600	Bridgestone Corp	1,156,895
23,235	Bunzl PLC	749,879
27,003	Burberry Group PLC	541,082
36,077	Cie Financiere Richemont SA	2,422,313
11,728	Cie Generale des Etablissements Michelin SCA	1,258,980
27,700	City Developments Ltd	155,936
123,277	Compass Group PLC	1,851,055
7,475	Continental AG	810,058
500	Cosmos Pharmaceutical Corp	87,135
23,402	Crown Resorts Ltd	148,660
59,150	Daimler AG	3,190,872
39,100	Daiwa House Industry Co Ltd	1,002,810
30,300	Denso Corp	1,328,102
18,499	Deutsche Lufthansa AG(a)(c)	160,235
14,467	Electrolux AB Class B	337,238
8,786	Evolution Gaming Group AB(b)	580,518
12,200	FamilyMart Co Ltd	274,930
4,000	Fast Retailing Co Ltd	2,513,686
Shares		Fair Value
Consumer, Cyclical — (continued)
4,863	Faurecia SE(a)	$ 209,618
15,530	Ferguson PLC	1,562,399
8,590	Ferrari NV	1,576,437
76,812	Fiat Chrysler Automobiles NV(a)	942,866
10,666	Flutter Entertainment PLC(a)	1,692,793
149,000	Galaxy Entertainment Group Ltd	1,007,344
464,897	Genting Singapore Ltd	229,483
39,251	GVC Holdings PLC(a)	491,490
55,522	Hennes & Mauritz AB Class B(c)	956,531
2,188	Hermes International	1,884,432
16,700	Hino Motors Ltd	108,362
112,600	Honda Motor Co Ltd	2,673,945
3,900	Hoshizaki Corp	311,206
10,056	Iida Group Holdings Co Ltd	203,530
75,389	Industria de Diseno Textil SA	2,085,602
12,363	InterContinental Hotels Group PLC(a)	648,784
22,900	Isetan Mitsukoshi Holdings Ltd(c)	121,574
36,100	Isuzu Motors Ltd	315,722
93,100	ITOCHU Corp(c)	2,383,904
7,200	Japan Airlines Co Ltd(a)	134,293
6,055	Jardine Cycle & Carriage Ltd	80,372
27,425	JD Sports Fashion PLC	286,210
14,900	JTEKT Corp	116,873
5,236	Kering SA	3,473,282
152,655	Kingfisher PLC	584,536
7,000	Koito Manufacturing Co Ltd	357,180
6,135	La Francaise des Jeux SAEM(a)(b)	225,073
3,700	Lawson Inc	176,426
19,196	LVMH Moet Hennessy Louis Vuitton SE	8,981,873
114,700	Marubeni Corp	651,198
12,100	Marui Group Co Ltd	232,190
37,600	Mazda Motor Corp	220,552
4,500	McDonald's Holdings Co Japan Ltd	218,871
15,487	Melco Resorts & Entertainment Ltd ADR	257,859
92,400	Mitsubishi Corp	2,211,628
43,700	Mitsubishi Motors Corp(a)	96,495
112,700	Mitsui & Co Ltd(c)	1,936,504
13,504	Moncler SpA(a)	552,608
8,922	Next PLC	683,798
17,100	NGK Insulators Ltd	244,162
10,100	NGK Spark Plug Co Ltd	176,349
7,800	Nintendo Co Ltd	4,420,192
156,600	Nissan Motor Co Ltd(a)	553,831
5,700	Nitori Holdings Co Ltd	1,182,476
14,000	Oriental Land Co Ltd	1,963,433
29,300	Pan Pacific International Holdings Corp	682,347
150,300	Panasonic Corp	1,280,267
6,895	Pandora A/S	497,390
22,139	Persimmon PLC	705,253

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
41,830	Peugeot SA(a)	$ 758,569
25,322	Pirelli & C SpA(a)(b)	108,499
5,591	Puma SE(a)	502,607
52,855	Qantas Airways Ltd(a)	155,005
14,037	Renault SA(a)	364,134
17,700	Ryohin Keikaku Co Ltd	294,111
162,800	Sands China Ltd	631,047
1,478	SEB SA	240,429
14,000	Sega Sammy Holdings Inc	170,632
24,900	Sekisui Chemical Co Ltd	398,282
43,100	Sekisui House Ltd	763,763
13,300	Sharp Corp	165,442
1,500	Shimamura Co Ltd	145,716
5,200	Shimano Inc	1,026,455
100,000	Singapore Airlines Ltd	255,908
132,000	SJM Holdings Ltd	156,481
5,898	Sodexo SA	420,434
87,200	Sony Corp	6,683,186
9,200	Stanley Electric Co Ltd	265,136
42,400	Subaru Corp	823,105
82,200	Sumitomo Corp(c)	990,879
52,800	Sumitomo Electric Industries Ltd	594,387
10,800	Sumitomo Rubber Industries Ltd	100,323
4,800	Sundrug Co Ltd	180,936
25,800	Suzuki Motor Corp	1,105,217
6,044	Swatch Group AG	630,226
147,718	Tabcorp Holdings Ltd	355,723
229,974	Taylor Wimpey PLC(a)	321,424
12,200	Teijin Ltd	189,202
8,400	Toho Co Ltd	346,321
3,800	Toyoda Gosei Co Ltd	87,252
10,100	Toyota Industries Corp	639,550
146,655	Toyota Motor Corp	9,733,495
15,100	Toyota Tsusho Corp	424,707
2,400	Tsuruha Holdings Inc	340,241
16,300	USS Co Ltd	291,662
15,935	Valeo SA	489,338
2,339	Volkswagen AG	408,822
102,431	Volvo AB Class B(a)	1,967,685
6,200	Welcia Holdings Co Ltd	271,891
78,362	Wesfarmers Ltd	2,504,785
9,777	Whitbread PLC(a)	267,010
97,200	Wynn Macau Ltd(a)(c)	155,987
49,500	Yamada Holdings Co Ltd	246,853
9,600	Yamaha Corp	460,424
20,800	Yamaha Motor Co Ltd	302,238
8,900	Yokohama Rubber Co Ltd	126,695
9,386	Zalando SE(a)(b)	876,938
		120,806,222
Consumer, Non-Cyclical — 28.05%
52,490	a2 Milk Co Ltd(a)	534,217
10,649	Adecco Group AG	561,898
1,251	Adyen NV(a)(b)	2,307,463
31,100	Ajinomoto Co Inc	637,396
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,446	Alcon Inc(a)	$ 1,896,245
13,800	Alfresa Holdings Corp	302,259
31,264	Amadeus IT Group SA	1,736,289
11,604	Ambu A/S Class B	326,762
52,660	Anheuser-Busch InBev SA	2,835,254
3,086	Argenx SE(a)	815,222
30,900	Asahi Group Holdings Ltd	1,076,946
13,600	Asahi Intecc Co Ltd	427,430
30,819	Ashtead Group PLC	1,109,444
25,571	Associated British Foods PLC	615,472
128,600	Astellas Pharma Inc	1,916,988
90,691	AstraZeneca PLC	9,908,177
33,526	Atlantia SpA(a)	525,063
198	Barry Callebaut AG	441,018
67,897	Bayer AG	4,188,843
6,891	Beiersdorf AG	782,391
2,700	BeiGene Ltd ADR(a)	773,388
4,000	Benesse Holdings Inc	102,956
2,707	BioMerieux	423,730
104,893	Brambles Ltd	796,457
157,697	British American Tobacco PLC	5,655,807
88,700	Budweiser Brewing Co APAC Ltd(b)	259,433
19,707	Bureau Veritas SA(a)	444,224
5,500	Calbee Inc	181,159
2,896	Carl Zeiss Meditec AG	365,769
7,109	Carlsberg AS Class B	957,740
41,356	Carrefour SA	660,835
83	Chocoladefabriken Lindt & Spruengli AG	1,265,196
46,400	Chugai Pharmaceutical Co Ltd	2,082,223
35,390	Coca-Cola Amatil Ltd	242,241
9,100	Coca-Cola Bottlers Japan Holdings Inc	152,334
13,675	Coca-Cola European Partners PLC	537,208
14,554	Coca-Cola HBC AG	359,287
4,274	Cochlear Ltd	610,621
90,635	Coles Group Ltd	1,104,186
8,160	Coloplast A/S Class B	1,293,271
3,646	Colruyt SA	236,614
31,380	CSL Ltd	6,482,069
17,000	Dai Nippon Printing Co Ltd	344,585
117,600	Daiichi Sankyo Co Ltd	3,610,057
21,400	Dairy Farm International Holdings Ltd	80,678
42,677	Danone SA	2,764,421
38,578	Davide Campari-Milano NV(c)	421,060
8,317	Demant A/S(a)(c)	260,831
160,653	Diageo PLC	5,517,208
1,744	DiaSorin SpA	350,881
16,486	Edenred	740,163
17,300	Eisai Co Ltd	1,580,049
19,643	EssilorLuxottica SA(a)	2,674,143
41,934	Essity AB Class B(a)	1,415,745
850	Eurofins Scientific SE(a)	673,346
62,774	Experian PLC	2,357,897
39,431	Fisher & Paykel Healthcare Corp Ltd	870,264

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,857	Fresenius Medical Care AG & Co KGaA	$ 1,255,970
29,021	Fresenius SE & Co KGaA	1,319,718
2,922	Galapagos NV(a)	414,254
4,511	Genmab A/S(a)	1,637,067
346,741	GlaxoSmithKline PLC	6,499,663
3,100	GMO Payment Gateway Inc	332,080
8,689	GN Store Nord A/S	654,601
20,335	Grifols SA(c)	584,739
4,439	H Lundbeck A/S	146,204
8,125	Heineken Holding NV	633,170
18,132	Heineken NV	1,614,243
7,297	Henkel AG & Co KGaA	682,479
11,669	Hikma Pharmaceuticals PLC	390,964
3,800	Hisamitsu Pharmaceutical Co Inc	194,274
6,500	ICA Gruppen AB(c)	330,212
64,974	Imperial Brands PLC	1,147,254
11,425	Intertek Group PLC	931,951
2,414	Ipsen SA	252,346
3,200	Ito En Ltd	228,218
128,014	J Sainsbury PLC	315,106
82,900	Japan Tobacco Inc	1,512,410
16,200	Jardine Strategic Holdings Ltd	325,134
18,671	Jeronimo Martins SGPS SA	300,238
8,000	Just Eat Takeaway.com NV(a)(b)(c)	895,579
33,300	Kao Corp	2,499,857
10,987	Kerry Group PLC Class A	1,407,285
9,800	Kikkoman Corp	543,643
56,400	Kirin Holdings Co Ltd	1,059,339
3,600	Kobayashi Pharmaceutical Co Ltd	347,853
3,900	Kobe Bussan Co Ltd(a)	214,778
76,073	Koninklijke Ahold Delhaize NV	2,248,573
63,246	Koninklijke Philips NV(a)	2,986,439
2,400	Kose Corp	293,850
18,000	Kyowa Kirin Co Ltd	512,224
16,600	Lion Corp	340,783
5,097	Lonza Group AG	3,145,540
17,393	L'Oreal SA	5,660,221
13,500	Medipal Holdings Corp	270,706
7,900	MEIJI Holdings Co Ltd	603,448
8,913	Merck KGaA	1,299,455
11,828	Metro AG	117,794
52,000	Microport Scientific Corp	207,938
30,827	Mowi ASA	548,471
205,677	Nestle SA	24,478,039
23,105	Nexi SpA(a)(b)	463,078
6,000	NH Foods Ltd(a)	268,193
9,900	Nihon M&A Center Inc	566,373
3,400	Nippon Shinyaku Co Ltd	279,935
13,425	Nisshin Seifun Group Inc	213,070
4,300	Nissin Foods Holdings Co Ltd	403,976
7,190	NMC Health PLC(a)	464
152,239	Novartis AG	13,218,048
119,007	Novo Nordisk A/S Class B	8,245,351
31,587	Ocado Group PLC(a)	1,116,807
79,800	Olympus Corp	1,659,500
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,600	Ono Pharmaceutical Co Ltd	$ 805,219
6,982	Orion OYJ Class B	316,333
52,970	Orkla ASA	534,599
3,671	Orpea(a)	417,090
27,000	Otsuka Holdings Co Ltd	1,143,864
6,600	Park24 Co Ltd	107,155
7,000	PeptiDream Inc(a)	328,502
14,651	Pernod Ricard SA	2,335,910
11,400	Persol Holdings Co Ltd	186,210
7,500	Pigeon Corp	335,110
6,000	Pola Orbis Holdings Inc	113,132
15,643	QIAGEN NV(a)	812,495
11,592	Ramsay Health Care Ltd	552,693
8,098	Randstad NV(a)	422,276
48,790	Reckitt Benckiser Group PLC	4,756,048
6,822	Recordati Industria Chimica e Farmaceutica SpA	349,459
88,000	Recruit Holdings Co Ltd	3,494,952
133,480	RELX PLC	2,970,161
1,505	Remy Cointreau SA(c)	274,712
131,053	Rentokil Initial PLC(a)	905,486
48,259	Roche Holding AG	16,530,665
24,649	Ryman Healthcare Ltd(a)	231,576
78,131	Sanofi	7,829,696
23,100	Santen Pharmaceutical Co Ltd	472,300
1,924	Sartorius Stedim Biotech	664,097
14,700	Secom Co Ltd	1,345,278
20,294	Securitas AB Class B(a)	310,232
52,100	Seven & i Holdings Co Ltd	1,618,753
424	SGS SA	1,136,251
15,200	Shimadzu Corp	462,633
18,800	Shionogi & Co Ltd	1,006,256
27,700	Shiseido Co Ltd	1,603,552
18,285	Siemens Healthineers AG(b)	820,790
61,223	Smith & Nephew PLC	1,198,928
4,500	Sohgo Security Services Co Ltd	214,363
31,214	Sonic Healthcare Ltd	741,245
3,817	Sonova Holding AG(a)	967,286
717	Straumann Holding AG	725,318
10,700	Sumitomo Dainippon Pharma Co Ltd	140,998
10,300	Suntory Beverage & Food Ltd	386,800
4,060	Suzuken Co Ltd	154,865
11,210	Swedish Match AB	916,605
11,400	Sysmex Corp	1,090,775
1,400	Taisho Pharmaceutical Holdings Co Ltd	92,200
108,952	Takeda Pharmaceutical Co Ltd	3,894,265
44,700	Terumo Corp	1,779,717
676,849	Tesco PLC	1,855,940
76,393	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	688,301
20,000	Toppan Printing Co Ltd	282,698
6,500	Toyo Suisan Kaisha Ltd	343,241
188,601	Transurban Group	1,925,787
52,074	Treasury Wine Estates Ltd	334,589
8,524	UCB SA	968,108

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,300	Unicharm Corp	$ 1,220,947
100,953	Unilever NV	6,130,646
80,279	Unilever PLC	4,948,447
3,143	Vifor Pharma AG	427,525
709,500	WH Group Ltd(b)	578,744
123,000	Wilmar International Ltd	399,362
163,432	Wm Morrison Supermarkets PLC	358,619
87,295	Woolworths Group Ltd	2,282,650
9,281	Worldline SA(a)(b)	759,963
7,900	Yakult Honsha Co Ltd	438,649
8,000	Yamazaki Baking Co Ltd(a)	139,448
		270,992,272
Diversified — 0.21%
184,924	CK Hutchison Holdings Ltd	1,120,594
14,779	Jardine Matheson Holdings Ltd	587,613
38,500	Swire Pacific Ltd Class A	186,397
6,169	Washington H Soul Pattinson & Co Ltd(a)(c)	104,788
		1,999,392
Energy — 3.02%
18,322	Ampol Ltd	316,213
78,415	APA Group	582,913
1,391,207	BP PLC	4,022,471
6,822	DCC PLC	527,937
210,750	ENEOS Holdings Inc	751,928
175,816	Eni SpA	1,374,198
68,941	Equinor ASA	976,733
33,089	Galp Energia SGPS SA	306,919
13,456	Idemitsu Kosan Co Ltd	287,296
71,400	Inpex Corp	383,146
5,247	Koninklijke Vopak NV	295,659
11,956	Lundin Energy AB	237,097
29,238	Neste OYJ	1,539,674
131,280	Oil Search Ltd	251,104
10,923	OMV AG(a)	298,867
105,095	Repsol SA	709,994
285,057	Royal Dutch Shell PLC Class A	3,558,110
255,391	Royal Dutch Shell PLC Class B	3,096,825
122,116	Santos Ltd	431,776
16,439	Siemens Gamesa Renewable Energy SA	444,877
169,518	Total SE(c)	5,821,715
13,472	Vestas Wind Systems A/S	2,177,163
65,532	Woodside Petroleum Ltd	831,737
		29,224,352
Financial — 17.76%
67,250	3i Group PLC	863,410
29,634	ABN AMRO Bank NV(a)(b)	247,727
25,100	Acom Co Ltd	109,182
13,311	Admiral Group PLC	448,747
123,434	Aegon NV	319,488
6,710	Aeon Mall Co Ltd	94,322
Shares		Fair Value
Financial — (continued)
8,799	AerCap Holdings NV(a)	$ 221,647
14,359	Afterpay Ltd(a)	846,386
12,217	Ageas SA	499,912
835,400	AIA Group Ltd	8,303,958
28,691	Allianz SE	5,506,690
218,103	AMP Ltd	205,381
3,967	Amundi SA(a)(b)	279,614
7,000	Aozora Bank Ltd(c)	116,232
83,889	Aroundtown SA(a)	421,113
194,735	Ascendas Real Estate Investment Trust REIT	465,988
76,246	Assicurazioni Generali SpA	1,074,649
13,537	ASX Ltd	791,450
196,013	Australia & New Zealand Banking Group Ltd	2,445,460
268,266	Aviva PLC	992,171
133,673	AXA SA	2,474,031
3,110	Azrieli Group Ltd(c)	138,847
3,274	Baloise Holding AG	482,013
457,082	Banco Bilbao Vizcaya Argentaria SA	1,268,833
106,001	Banco Espirito Santo SA(a)	186
1,148,511	Banco Santander SA(a)	2,142,278
75,240	Bank Hapoalim BM	402,004
105,114	Bank Leumi Le-Israel BM	462,750
83,520	Bank of East Asia Ltd(c)	154,183
3,800	Bank of Kyoto Ltd	183,731
49,285	Bankinter SA	212,171
2,160	Banque Cantonale Vaudoise	219,200
1,197,867	Barclays PLC(a)	1,511,033
77,738	BNP Paribas SA(a)	2,812,153
247,000	BOC Hong Kong Holdings Ltd	654,793
60,353	British Land Co PLC REIT	263,027
254,543	CaixaBank SA	540,370
173,569	CapitaLand Commercial Trust REIT(a)	210,461
177,457	CapitaLand Ltd(c)	354,801
185,700	CapitaLand Mall Trust REIT(a)	264,298
33,500	Chiba Bank Ltd(a)	184,844
178,424	CK Asset Holdings Ltd	876,728
11,538	CNP Assurances(a)	144,702
71,710	Commerzbank AG(a)	352,653
122,344	Commonwealth Bank of Australia	5,629,819
65,100	Concordia Financial Group Ltd	226,429
3,737	Covivio REIT	262,410
77,722	Credit Agricole SA(a)	678,120
167,818	Credit Suisse Group AG	1,675,277
73,700	Dai-ichi Life Holdings Inc	1,039,933
4,400	Daito Trust Construction Co Ltd	390,037
139	Daiwa House Investment Corp REIT(a)	354,683
92,200	Daiwa Securities Group Inc	387,785
45,655	Danske Bank A/S(a)	617,534
123,982	DBS Group Holdings Ltd	1,822,703
135,203	Deutsche Bank AG(a)	1,139,688
12,960	Deutsche Boerse AG	2,272,165
23,690	Deutsche Wohnen SE	1,184,016

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
74,020	Dexus REIT	$ 474,092
100,338	Direct Line Insurance Group PLC	349,821
66,315	DNB ASA(a)	923,809
17,577	EQT AB	341,074
19,351	Erste Group Bank AG(a)	405,220
3,133	Eurazeo SE(a)	169,622
7,228	EXOR NV	392,358
43,594	FinecoBank Banca Fineco SpA(a)	600,455
10,600	Fukuoka Financial Group Inc	178,164
3,156	Gecina SA REIT	416,044
13,049	Gjensidige Forsikring ASA(c)	264,826
249	GLP J-REIT	383,233
112,407	Goodman Group REIT	1,455,383
146,379	GPT Group REIT	411,793
7,821	Groupe Bruxelles Lambert SA	705,082
148,000	Hang Lung Properties Ltd	377,188
51,700	Hang Seng Bank Ltd	765,924
4,091	Hannover Rueck SE	633,335
23,771	Hargreaves Lansdown PLC	478,015
95,830	Henderson Land Development Co Ltd	355,828
83,212	Hong Kong Exchanges & Clearing Ltd	3,917,079
74,300	Hongkong Land Holdings Ltd	276,815
1,407,538	HSBC Holdings PLC	5,505,766
18,300	Hulic Co Ltd(a)	171,712
2,236	Icade REIT	125,285
10,895	Industrivarden AB Class C(a)	289,738
269,572	ING Groep NV(a)	1,923,911
162,398	Insurance Australia Group Ltd(a)	513,895
1,142,888	Intesa Sanpaolo SpA(a)	2,150,265
31,479	Investor AB Class B	2,056,201
84,295	Israel Discount Bank Ltd Class A	227,402
35,200	Japan Exchange Group Inc	986,596
30,400	Japan Post Bank Co Ltd	237,114
108,000	Japan Post Holdings Co Ltd	736,458
16,900	Japan Post Insurance Co Ltd	266,095
57	Japan Prime Realty Investment Corp REIT	176,849
86	Japan Real Estate Investment Corp REIT	439,678
171	Japan Retail Fund Investment Corp REIT	264,541
15,742	Julius Baer Group Ltd	668,600
17,688	KBC Group NV	886,989
45,500	Kerry Properties Ltd	117,019
17,232	Kinnevik AB Class B	699,419
14,602	Klepierre SA REIT(c)	204,400
4,976	L E Lundbergforetagen AB Class B(a)	245,860
47,727	Land Securities Group PLC REIT	321,255
4,894	LEG Immobilien AG	697,589
404,557	Legal & General Group PLC	986,645
141,408	Link REIT	1,158,752
Shares		Fair Value
Financial — (continued)
4,838,920	Lloyds Banking Group PLC(a)	$ 1,642,422
21,810	London Stock Exchange Group PLC	2,501,423
188,275	M&G PLC	386,867
23,253	Macquarie Group Ltd	2,015,671
8,725	Magellan Financial Group Ltd(a)	359,854
72,881	Mapfre SA	114,341
162,000	Mapletree Commercial Trust REIT	232,725
196,200	Mapletree Logistics Trust REIT	295,530
66,650	Mebuki Financial Group Inc	151,242
177,637	Medibank Pvt Ltd	320,528
40,235	Mediobanca Banca di Credito Finanziario SpA	315,280
321,097	Melrose Industries PLC(a)	475,937
289,128	Mirvac Group REIT	453,237
81,300	Mitsubishi Estate Co Ltd	1,231,501
844,800	Mitsubishi UFJ Financial Group Inc(c)	3,371,494
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	129,169
62,300	Mitsui Fudosan Co Ltd	1,084,125
6,741	Mizrahi Tefahot Bank Ltd(a)	119,571
166,710	Mizuho Financial Group Inc(c)	2,080,820
31,100	MS&AD Insurance Group Holdings Inc	837,934
9,578	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,434,908
220,897	National Australia Bank Ltd	2,837,853
66,115	Natixis SA(a)	148,581
343,933	Natwest Group PLC(a)	470,779
107,108	New World Development Co Ltd	522,870
83	Nippon Building Fund Inc REIT	469,778
149	Nippon Prologis REIT Inc(a)	502,468
19,561	NN Group NV	733,224
215,700	Nomura Holdings Inc	985,734
8,400	Nomura Real Estate Holdings Inc	159,862
308	Nomura Real Estate Master Fund Inc REIT	385,853
223,921	Nordea Bank Abp(a)	1,701,516
89,400	ORIX Corp	1,116,630
188	Orix J-REIT Inc(a)	289,259
228,567	Oversea-Chinese Banking Corp Ltd	1,421,399
36,936	Pacific Century Premium Developments Ltd(a)	9,740
1,285	Partners Group Holding AG	1,181,948
180,304	Prudential PLC	2,585,905
103,001	QBE Insurance Group Ltd	640,670
9,542	Raiffeisen Bank International AG(a)	146,050
3,507	REA Group Ltd	279,258
141,600	Resona Holdings Inc	482,407
67,718	RSA Insurance Group PLC	395,309
32,226	Sampo OYJ Class A	1,276,249
16,040	SBI Holdings Inc	415,626

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
369,075	Scentre Group REIT	$ 587,623
8,153	Schroders PLC	283,048
11,012	SCOR SE(a)	306,597
80,879	Segro PLC REIT	971,764
36,500	Seven Bank Ltd	88,460
6,400	Shinsei Bank Ltd	79,023
32,000	Shizuoka Bank Ltd(a)	220,997
51,600	Singapore Exchange Ltd	348,025
226,826	Sino Land Co Ltd	265,547
114,866	Skandinaviska Enskilda Banken AB Class A(a)	1,020,192
54,780	Societe Generale SA(a)	727,150
1,037	Sofina SA	283,110
23,350	Sompo Holdings Inc	806,116
36,518	St James's Place PLC	439,234
185,411	Standard Chartered PLC(a)	852,950
165,051	Standard Life Aberdeen PLC	480,451
165,723	Stockland REIT(a)	452,726
90,200	Sumitomo Mitsui Financial Group Inc(c)	2,522,065
22,086	Sumitomo Mitsui Trust Holdings Inc	587,571
21,300	Sumitomo Realty & Development Co Ltd	630,547
90,500	Sun Hung Kai Properties Ltd	1,166,231
84,927	Suncorp Group Ltd	518,439
158,100	Suntec Real Estate Investment Trust REIT	169,515
107,526	Svenska Handelsbanken AB Class A(a)	899,645
62,588	Swedbank AB Class A(a)	979,854
72,800	Swire Properties Ltd	192,890
2,176	Swiss Life Holding AG	823,380
5,271	Swiss Prime Site AG	478,710
20,365	Swiss Re AG	1,510,654
38,600	T&D Holdings Inc	380,532
43,700	Tokio Marine Holdings Inc	1,912,075
2,700	Tokyo Century Corp	147,166
37,300	Tokyu Fudosan Holdings Corp	161,125
8,945	Tryg A/S(c)	281,611
250,952	UBS Group AG	2,803,863
9,723	Unibail-Rodamco-Westfield REIT(c)	358,584
141,968	UniCredit SpA(a)	1,172,978
79,606	United Overseas Bank Ltd	1,121,425
194	United Urban Investment Corp REIT	215,875
31,206	UOL Group Ltd(a)	153,336
237,809	Vicinity Centres REIT	237,477
35,604	Vonovia SE(a)	2,440,775
1,821	Wendel SE	165,187
249,611	Westpac Banking Corp	3,035,098
112,300	Wharf Real Estate Investment Co Ltd(c)	460,325
10,267	Zurich Insurance Group AG	3,580,260
		171,611,163
Shares		Fair Value
Industrial — 13.44%
127,366	ABB Ltd	$ 3,238,135
18,484	ACS Actividades de Construccion y Servicios SA	417,823
4,726	Aena SME SA(a)(b)	657,998
1,810	Aeroports de Paris(a)	179,562
13,000	AGC Inc	382,063
40,641	Airbus SE(a)	2,947,531
21,830	Alfa Laval AB(a)	481,887
13,650	Alstom SA(a)	681,862
21,900	Amada Co Ltd	204,869
4,766	ANDRITZ AG	147,107
225	AP Moller - Maersk A/S Class A	329,352
459	AP Moller - Maersk A/S Class B	725,625
68,470	Assa Abloy AB Class B	1,600,837
46,164	Atlas Copco AB Class A	2,201,044
27,208	Atlas Copco AB Class B	1,135,497
71,879	Auckland International Airport Ltd(a)	348,893
132,204	Aurizon Holdings Ltd	406,709
222,218	BAE Systems PLC	1,379,808
15,442	Bouygues SA	533,622
14,600	Brother Industries Ltd	232,248
12,100	Casio Computer Co Ltd	195,927
21,579	Cellnex Telecom SA(b)	1,309,910
9,900	Central Japan Railway Co	1,419,063
34,319	Cie de Saint-Gobain(a)	1,437,534
6,584	CIMIC Group Ltd(a)	88,191
41,500	CK Infrastructure Holdings Ltd	194,751
68,595	CNH Industrial NV(a)	530,541
54,240	CRH PLC	1,966,826
6,700	Daifuku Co Ltd	676,281
17,200	Daikin Industries Ltd	3,178,119
174	Dassault Aviation SA(a)	146,779
68,365	Deutsche Post AG	3,102,118
2,100	Disco Corp	513,460
14,306	DSV Panalpina A/S	2,320,479
20,800	East Japan Railway Co	1,279,173
5,594	Eiffage SA(a)	456,555
1,881	Elbit Systems Ltd	228,328
45,345	Epiroc AB Class A	656,879
26,110	Epiroc AB Class B	362,425
13,200	FANUC Corp	2,533,286
33,067	Ferrovial SA(a)	803,221
3,234	Fraport AG Frankfurt Airport Services Worldwide(a)(c)	127,328
8,700	Fuji Electric Co Ltd	275,796
9,978	GEA Group AG(a)	349,613
2,519	Geberit AG	1,490,302
28,881	Getlink SE(a)	391,233
26,367	Halma PLC	796,260
16,200	Hankyu Hanshin Holdings Inc(a)	520,816
10,308	HeidelbergCement AG	629,883
18,647	Hexagon AB Class B(a)	1,408,464
2,079	Hirose Electric Co Ltd	268,618
6,700	Hitachi Construction Machinery Co Ltd	242,793

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
66,800	Hitachi Ltd	$ 2,261,812
1,959	Hochtief Ag	152,077
25,900	Hoya Corp	2,924,533
25,388	Husqvarna AB Class B(a)	279,171
14,390	Infrastrutture Wireless Italiane SpA(b)	158,756
8,803	Investment AB Latour Class B(c)	206,817
30,405	James Hardie Industries PLC	728,863
3,100	Japan Airport Terminal Co Ltd	137,337
14,000	JGC Holdings Corp	145,209
13,100	JSR Corp	311,363
30,600	Kajima Corp	368,676
7,500	Kamigumi Co Ltd	147,790
9,700	Kawasaki Heavy Industries Ltd(a)	131,039
6,600	Keihan Holdings Co Ltd	274,043
15,000	Keikyu Corp	230,876
7,000	Keio Corp	433,341
8,600	Keisei Electric Railway Co Ltd	242,899
107,900	Keppel Corp Ltd	353,447
12,560	Keyence Corp	5,871,540
10,555	Kingspan Group PLC(a)	960,577
12,100	Kintetsu Group Holdings Co Ltd	516,384
4,493	KION Group AG	383,656
5,106	Knorr-Bremse AG	601,294
61,200	Komatsu Ltd	1,344,139
23,443	Kone OYJ Class B	2,058,389
72,900	Kubota Corp	1,306,166
3,728	Kuehne + Nagel International AG	723,879
7,300	Kurita Water Industries Ltd	241,401
22,300	Kyocera Corp	1,276,822
9,400	Kyushu Railway Co	200,977
35,453	LafargeHolcim Ltd	1,613,805
18,437	Legrand SA	1,468,503
40,220	Lendlease Corp Ltd	321,296
26,809	Leonardo SpA	156,583
17,900	LIXIL Group Corp	361,800
16,000	Makita Corp	765,749
4,000	Maruichi Steel Tube Ltd	100,142
24,300	MINEBEA MITSUMI Inc	462,872
20,400	MISUMI Group Inc	571,953
125,600	Mitsubishi Electric Corp	1,704,293
22,300	Mitsubishi Heavy Industries Ltd	493,738
6,200	Miura Co Ltd	304,104
103,202	MTR Corp Ltd	512,182
3,738	MTU Aero Engines AG	619,655
39,700	Murata Manufacturing Co Ltd	2,581,579
7,600	Nabtesco Corp	275,929
13,400	Nagoya Railroad Co Ltd(a)	367,351
20,594	Nibe Industrier AB Class B(a)	529,288
30,900	Nidec Corp	2,897,739
21,700	Nikon Corp	146,424
5,300	Nippon Express Co Ltd	309,271
9,800	Nippon Yusen KK	170,039
23,700	NSK Ltd	181,408
43,800	Obayashi Corp	399,863
Shares		Fair Value
Industrial — (continued)
20,500	Odakyu Electric Railway Co Ltd(c)	$ 515,326
12,800	Omron Corp	1,000,782
28,182	Orica Ltd	313,774
33,629	Poste Italiane SpA(b)	298,015
16,413	Prysmian SpA	476,434
2,300	Rinnai Corp	224,345
122,817	Rolls-Royce Holdings PLC(c)	203,842
22,147	Safran SA(a)	2,178,992
78,024	Sandvik AB(a)	1,525,785
4,260	Schindler Holding AG	1,160,717
38,211	Schneider Electric SE	4,749,613
14,100	Seibu Holdings Inc	151,832
10,900	SG Holdings Co Ltd	567,167
35,500	Shimizu Corp	267,249
52,871	Siemens AG	6,677,069
9,799	Sika AG	2,406,162
115,200	Singapore Technologies Engineering Ltd	293,567
24,609	Skanska AB Class B(a)	519,708
25,229	SKF AB Class B	520,489
4,000	SMC Corp	2,231,347
28,484	Smiths Group PLC	503,691
5,196	Spirax-Sarco Engineering PLC	739,589
7,400	Sumitomo Heavy Industries Ltd	172,167
78,989	Sydney Airport	335,425
8,900	Taiheiyo Cement Corp	227,248
12,800	Taisei Corp	433,243
9,000	TDK Corp	982,735
96,000	Techtronic Industries Co Ltd	1,276,388
34,736	Tenaris SA	173,058
7,299	Thales SA	547,047
7,700	THK Co Ltd	193,775
12,600	Tobu Railway Co Ltd	389,362
33,400	Tokyu Corp	433,477
26,800	Toshiba Corp	683,657
9,500	TOTO Ltd	437,753
18,100	Venture Corp Ltd	257,002
35,613	Vinci SA	2,975,717
32,083	Wartsila OYJ Abp(c)	251,953
11,600	West Japan Railway Co	573,136
20,900	Yamato Holdings Co Ltd	550,557
143,900	Yangzijiang Shipbuilding Holdings Ltd	105,117
16,400	Yaskawa Electric Corp	641,619
14,700	Yokogawa Electric Corp	233,459
		129,821,653
Technology — 5.52%
14,100	Advantest Corp	685,833
20,300	ASM Pacific Technology Ltd	207,814
29,418	ASML Holding NV	10,866,280
6,570	Atos SE(a)	527,943
4,645	AVEVA Group PLC	286,438
69,000	Canon Inc	1,144,473
11,084	Capgemini SE	1,422,034
8,028	Check Point Software Technologies Ltd(a)	966,090

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
35,302	Computershare Ltd	$ 312,307
2,729	CyberArk Software Ltd(a)	282,233
9,131	Dassault Systemes SE	1,703,691
24,800	FUJIFILM Holdings Corp	1,222,438
13,500	Fujitsu Ltd	1,844,338
9,500	Hamamatsu Photonics KK	480,098
86,453	Infineon Technologies AG	2,436,760
4,038	Ingenico Group SA(a)(c)	625,622
7,200	Itochu Techno-Solutions Corp	273,135
6,200	Konami Holdings Corp	268,203
5,100	Lasertec Corp(a)	419,214
11,365	Logitech International SA	880,357
17,400	NEC Corp	1,017,792
3,597	Nemetschek SE	262,911
32,900	Nexon Co Ltd	820,650
21,469	Nomura Research Institute Ltd	632,144
43,300	NTT Data Corp	554,124
5,000	Obic Co Ltd	879,313
2,600	Oracle Corp Japan	280,740
7,500	Otsuka Corp(a)	383,260
53,900	Renesas Electronics Corp(a)	395,607
48,600	Ricoh Co Ltd	328,061
5,900	Rohm Co Ltd	456,129
74,841	Sage Group PLC	695,321
72,169	SAP SE	11,238,091
3,300	SCSK Corp	184,632
18,000	Seiko Epson Corp(c)	207,004
6,700	Square Enix Holdings Co Ltd	443,415
43,922	STMicroelectronics NV	1,347,096
19,000	SUMCO Corp	268,073
8,917	TeamViewer AG(a)	439,788
4,038	Teleperformance	1,244,931
4,540	Temenos AG	610,196
16,700	TIS Inc(a)	354,708
10,300	Tokyo Electron Ltd	2,690,924
6,235	Ubisoft Entertainment SA(a)	561,951
10,069	WiseTech Global Ltd	188,590
		53,340,752
Utilities — 3.90%
42,689	AGL Energy Ltd	416,830
114,571	AusNet Services	154,663
43,700	Chubu Electric Power Co Inc	531,543
19,300	Chugoku Electric Power Co Inc(c)	241,304
113,000	CLP Holdings Ltd	1,055,110
154,598	E.ON SE(c)	1,704,053
189,081	EDP - Energias de Portugal SA	929,704
7,900	Electric Power Development Co Ltd	121,852
42,963	Electricite de France SA	453,841
2,261	Elia Group SA	226,030
17,322	Enagas SA	399,675
21,716	Endesa SA	580,863
562,111	Enel SpA(a)	4,876,855
126,230	Engie SA(a)	1,686,887
31,486	Fortum OYJ(a)	636,593
Shares		Fair Value
Utilities — (continued)
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	$ 185,063
734,504	Hong Kong & China Gas Co Ltd	1,066,528
410,542	Iberdrola SA(a)	5,053,186
49,700	Kansai Electric Power Co Inc	481,687
27,400	Kyushu Electric Power Co Inc(c)	248,604
48,821	Mercury NZ Ltd	165,200
95,910	Meridian Energy Ltd	315,436
242,570	National Grid PLC	2,785,584
19,813	Naturgy Energy Group SA	397,346
119,915	Origin Energy Ltd	371,367
13,009	Orsted A/S(b)	1,793,426
25,200	Osaka Gas Co Ltd	490,621
91,500	Power Assets Holdings Ltd	482,275
29,254	Red Electrica Corp SA	548,672
44,367	RWE AG	1,661,526
15,934	Severn Trent PLC	501,474
26,436	Siemens Energy AG(a)	712,873
138,399	Snam SpA	711,759
72,779	SSE PLC	1,132,282
23,661	Suez SA	437,188
97,968	Terna Rete Elettrica Nazionale SpA	685,467
5,200	Toho Gas Co Ltd	257,300
29,200	Tohoku Electric Power Co Inc	292,645
105,700	Tokyo Electric Power Co Holdings Inc(a)	290,693
24,100	Tokyo Gas Co Ltd	549,974
14,554	Uniper SE	469,793
46,027	United Utilities Group PLC	508,315
37,701	Veolia Environnement SA	813,444
5,051	Verbund AG	275,848
		37,701,379
TOTAL COMMON STOCK — 97.07% (Cost $861,886,690)		$937,941,371
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	223,621
Consumer, Cyclical — 0.30%
4,163	Bayerische Motoren Werke AG	227,519
10,583	Porsche Automobil Holding SE	629,608
12,827	Volkswagen AG	2,064,020
		2,921,147
Consumer, Non-Cyclical — 0.14%
12,359	Henkel AG & Co KGaA	1,292,592

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — 0.10%
2,441	Sartorius AG	$ 1,000,509
TOTAL PREFERRED STOCK — 0.56% (Cost $5,254,230)		$5,437,869
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,399,000	BlackRock FedFund Institutional Class(d), 0.00%(e)	1,399,000
1,302,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.04%(e)	1,302,000
1,494,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.03%(e)	1,494,000
1,207,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.00%(e)	1,207,000
1,494,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.02%(e)	1,494,000
993,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.01%(e)	993,000
683,000	Morgan Stanley Government Portfolio Institutional Class(d), 0.02%(e)	683,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.89% (Cost $8,572,000)		$8,572,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.55%
$7,882,798	Undivided interest of 11.17% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $7,882,798 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(d)	7,882,798
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,882,798	Undivided interest of 11.31% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $7,882,798 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(d)	$ 7,882,798
7,882,798	Undivided interest of 11.65% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $7,882,798 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(d)	7,882,798
970,697	Undivided interest of 26.44% in a repurchase agreement (principal amount/value $3,671,697 with a maturity value of $3,671,703) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/20 to be repurchased at $970,697 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 11/24/20 - 2/15/49, with a value of $3,745,138.(d)	970,697
TOTAL SHORT TERM INVESTMENTS — 2.55% (Cost $24,619,091)		$24,619,091
TOTAL INVESTMENTS — 101.07% (Cost $900,332,011)		$976,570,331
OTHER ASSETS & LIABILITIES, NET — (1.07)%		$(10,382,379)
TOTAL NET ASSETS — 100.00%		$966,187,952

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at September 30, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EMINI Index	258	USD	23,906,280	December 2020	$(353,080)
At September 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	61,186	AUD	84,941	October 01, 2020	$347
MEL	USD	85,571	AUD	116,860	October 02, 2020	1,871
MEL	USD	27,115	AUD	36,850	October 06, 2020	721
MEL	USD	8,695	AUD	12,003	October 08, 2020	98
MEL	USD	5,644	AUD	7,857	October 21, 2020	17
MEL	USD	943,680	CHF	886,587	October 07, 2020	(19,071)
MEL	USD	110,705	EUR	95,099	October 02, 2020	(798)
MEL	USD	73,115	EUR	62,531	October 05, 2020	(206)
MEL	USD	1,420,701	EUR	1,256,501	October 07, 2020	(52,680)
MEL	USD	8,285	GBP	6,277	October 01, 2020	186
MEL	USD	16,169	GBP	12,139	October 02, 2020	505
MEL	USD	185,632	GBP	142,357	October 08, 2020	1,933
MEL	USD	13,225	GBP	10,387	October 16, 2020	(179)
MEL	USD	4,245	GBP	3,334	October 30, 2020	(58)
MEL	USD	106,626	GBP	82,948	November 12, 2020	(429)
MEL	USD	9,503	JPY	1,007,505	October 23, 2020	(52)
MEL	USD	10,280	JPY	1,092,675	November 06, 2020	(85)
MEL	USD	5,945	JPY	632,101	November 12, 2020	(51)
MEL	USD	26,154	JPY	2,779,670	November 13, 2020	(215)
MEL	USD	12,225	JPY	1,299,208	November 18, 2020	(101)
MEL	USD	32,864	JPY	3,467,150	November 19, 2020	(29)
MEL	USD	54,220	JPY	5,718,999	November 20, 2020	(37)
MEL	USD	25,396	JPY	2,679,030	November 25, 2020	(22)
MEL	USD	237,375	JPY	25,040,424	November 27, 2020	(208)
MEL	USD	20,216	JPY	2,132,480	December 01, 2020	(18)
MEL	USD	422,510	JPY	44,567,518	December 02, 2020	(390)
MEL	USD	325,766	JPY	34,362,290	December 03, 2020	(305)
MEL	USD	445,611	JPY	47,003,159	December 04, 2020	(424)
MEL	USD	6,383	JPY	673,200	December 09, 2020	(7)
MEL	USD	13,546	JPY	1,428,765	December 10, 2020	(14)
MEL	USD	13,903	JPY	1,466,373	December 11, 2020	(15)
MEL	USD	10,855	NZD	16,114	October 02, 2020	194
MEL	USD	8,898	NZD	13,569	October 16, 2020	(78)
MEL	USD	36,643	SEK	330,526	October 07, 2020	(265)
MEL	USD	16,906	SGD	23,180	October 05, 2020	(75)
MEL	USD	27,483	SGD	37,630	October 07, 2020	(82)
MEL	USD	3,017	SGD	4,128	October 09, 2020	(7)
MEL	USD	23,715	SGD	32,450	October 13, 2020	(54)
					Net Depreciation	$(70,083)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of September 30, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$244,711,634	25.06%
United Kingdom	122,452,708	12.54
Switzerland	101,089,084	10.35
France	97,635,016	10.00
Germany	89,382,017	9.15
Australia	62,924,186	6.44
Netherlands	42,971,665	4.40
United States	33,191,091	3.40
Hong Kong	30,410,377	3.11
Sweden	29,508,292	3.02
Denmark	23,955,208	2.45
Spain	21,160,598	2.17
Italy	18,821,419	1.93
Finland	11,645,252	1.19
Singapore	9,756,244	1.00
Belgium	8,382,365	0.86
Ireland	8,140,252	0.83
Israel	5,517,155	0.57
Norway	5,367,455	0.55
New Zealand	2,867,834	0.29
Luxembourg	2,091,420	0.21
Portugal	1,537,047	0.16
Austria	1,463,883	0.15
China	1,086,443	0.11
Chile	340,100	0.04
Russia	161,122	0.02
United Arab Emirates	464	0.00
Total	$976,570,331	100.00%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$6,601,260	$931,340,111	$—	$937,941,371
Preferred Stock	—	5,437,869	—	5,437,869
Government Money Market Mutual Funds	8,572,000	—	—	8,572,000
Short Term Investments	—	24,619,091	—	24,619,091
Total investments, at fair value:	15,173,260	961,397,071	0	976,570,331
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,872	—	5,872
Total Assets	$15,173,260	$961,402,943	$0	$976,576,203
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(75,955)	—	(75,955)
Futures Contracts(a)	$(353,080)	$—	$—	$(353,080)
Total Liabilities	$(353,080)	$(75,955)	$0	$(429,035)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 325 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $4,187,527 in forward contracts for the reporting period.

September 30, 2020